Net fee and commission income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net fee And Commission Income [Line Items]
Underwriting Fees	$ 252	$ 219	$ 235	$ 471	$ 458
M&A and corporate finance fees	225	244	262	470	496
Brokerage fees	1,261	1,376	1,095	2,637	2,115
Investment fund fees	1,600	1,543	1,358	3,143	2,559
Portfolio management and related services	3,163	3,102	2,678	6,265	5,134
Other	677	796	562	1,474	1,034
Total fee and commission income	7,179	7,280	6,190	14,459	11,797
Fee and commission expense	653	650	589	1,303	1,047
Net fee and commission income	6,526	6,630	5,601	13,156	10,750
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	4,323	4,429	3,697
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	768	735	589
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	984	939	774
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	1,100	1,134	1,110
Non-core and Legacy
Net fee And Commission Income [Line Items]
Total fee and commission income	1	29	42
Group Items
Net fee And Commission Income [Line Items]
Total fee and commission income	3	15	(22)
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	4,760	4,607	4,076	9,368	7,744
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	2,380	2,639	2,089	5,019	4,004
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	$ 39	$ 33	$ 25	$ 73	$ 49